UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (97.4%)(a)
			Shares	Value

Chemicals (23.3%)

Air Products & Chemicals, Inc.			9,900	$1,430,154

Akzo Nobel NV (Netherlands)			57,860	3,594,239

Albemarle Corp.			60,400	5,301,912

Axalta Coating Systems, Ltd.(NON)			132,483	3,500,201

CF Industries Holdings, Inc.(S)			161,800	4,682,492

LANXESS AG (Germany)			71,901	4,443,717

Sherwin-Williams Co. (The)			13,500	3,627,045

Sociedad Quimica y Minera de Chile SA ADR (Chile)			62,100	1,777,302

Syngenta AG (Switzerland)			9,496	3,627,162

W.R. Grace & Co.			68,500	4,470,310

Yara International ASA (Norway)			39,025	1,446,543

				37,901,077
Construction materials (3.1%)

LafargeHolcim, Ltd. (Switzerland)			54,946	2,929,437

Vulcan Materials Co.			16,600	2,085,790

				5,015,227
Containers and packaging (5.7%)

Ball Corp.			40,100	3,009,906

RPC Group PLC (United Kingdom)			161,396	2,170,568

Sealed Air Corp.			87,400	3,985,440

				9,165,914
Energy equipment and services (7.5%)

Halliburton Co.			99,300	5,271,837

Independence Contract Drilling, Inc.(NON)			308,900	1,742,196

Tenaris SA (Italy)			100,952	1,622,789

Weatherford International PLC(NON)(S)			699,600	3,574,956

				12,211,778
Food products (0.7%)

Adecoagro SA (Argentina)(NON)			106,902	1,173,784

				1,173,784
Metals and mining (8.1%)

Barrick Gold Corp. (Canada)			146,400	2,196,054

BHP Billiton PLC (United Kingdom)			316,321	5,222,966

Freeport-McMoRan, Inc. (Indonesia)(NON)			113,900	1,748,365

Teck Resources, Ltd. (Canada)			90,200	2,283,706

United States Steel Corp.(S)			54,500	1,762,530

				13,213,621
Mortgage real estate investment trusts (REITs) (0.4%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)(S)			34,556	686,973

				686,973
Oil, gas, and consumable fuels (46.5%)

Anadarko Petroleum Corp.			110,300	7,627,245

Arch Coal, Inc. Class A(NON)(S)			16,200	1,264,086

Cenovus Energy, Inc. (Canada)			387,800	5,996,133

Cheniere Energy, Inc.(NON)			107,700	4,400,622

Cobalt International Energy, Inc.(NON)(S)			1,340,329	1,809,444

ConocoPhillips			205,700	9,980,564

EnCana Corp. (Canada)			373,100	4,685,623

ENI SpA (Italy)			309,571	4,322,349

EnVen Energy Corp. 144A(NON)(F)			170,000	1,445,000

EOG Resources, Inc.			58,100	5,956,412

Gulfport Energy Corp.(NON)			99,600	2,558,724

MEG Energy Corp. (Canada)(NON)			519,200	2,624,409

Noble Energy, Inc.			56,200	2,144,592

Pioneer Natural Resources Co.			10,800	2,063,232

Plains All American Pipeline LP			139,200	4,586,640

Seven Generations Energy, Ltd. (Canada)(NON)			107,400	2,473,726

Suncor Energy, Inc. (Canada)			169,400	5,394,872

Targa Resources Corp.			61,700	3,287,993

TransCanada Corp. (Canada)			67,600	3,036,037

				75,657,703
Paper and forest products (0.8%)

KapStone Paper and Packaging Corp.			63,500	1,297,305

				1,297,305
Semiconductors and semiconductor equipment (1.3%)

Sumco Corp. (Japan)			177,300	1,941,846

Versum Materials, Inc.(NON)			5,050	123,523

				2,065,369

Total common stocks (cost $151,820,590)				$158,388,751

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A(F)	11/6/20	$12.50	170,000	$17

EnVen Energy Corp. 144A(F)	11/6/20	15.00	170,000	17

Total warrants (cost $34)				$34

SHORT-TERM INVESTMENTS (11.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(AFF)(d)		Shares	11,805,500	$11,805,500

Putnam Short Term Investment Fund 0.50%(AFF)		Shares	5,075,061	5,075,061

U.S. Treasury Bills 0.442%, 2/16/17(SEGSF)			$269,000	268,743

U.S. Treasury Bills 0.424%, 2/9/17(SEGSF)			282,000	281,761

U.S. Treasury Bills 0.418%, 2/2/17			450,000	449,676

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)			170,000	169,922

U.S. Treasury Bills 0.314%, 12/22/16(SEGSF)			120,000	119,983

U.S. Treasury Bills 0.295%, 12/15/16(SEGSF)			370,000	369,980

U.S. Treasury Bills 0.232%, 12/1/16(SEGSF)			450,000	450,000

Total short-term investments (cost $18,990,605)				$18,990,626

TOTAL INVESTMENTS

Total investments (cost $170,811,229)(b)				$177,379,411

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $64,568,538) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$3,344,771	$3,466,869	$(122,098)
	British Pound	Buy	12/21/16	2,873,257	2,954,739	(81,482)
Barclays Bank PLC
	Euro	Buy	12/21/16	2,449,853	2,583,579	(133,726)
	Euro	Sell	12/21/16	2,449,853	2,538,568	88,715
	Swiss Franc	Buy	12/21/16	406,083	420,882	(14,799)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	518,750	524,945	(6,195)
	British Pound	Buy	12/21/16	2,126,243	2,380,065	(253,822)
	Danish Krone	Buy	12/21/16	736,285	776,391	(40,106)
	Euro	Buy	12/21/16	3,341,972	3,406,733	(64,761)
	Japanese Yen	Buy	2/16/17	143,553	156,605	(13,052)
Credit Suisse International
	Norwegian Krone	Buy	12/21/16	746,223	780,357	(34,134)
	Norwegian Krone	Sell	12/21/16	746,223	759,448	13,225
Goldman Sachs International
	Japanese Yen	Buy	2/16/17	2,032,307	2,077,408	(45,101)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/17	1,126,012	1,167,376	(41,364)
	British Pound	Buy	12/21/16	327,875	502,998	(175,123)
	Canadian Dollar	Buy	1/18/17	946,637	968,482	(21,845)
	Canadian Dollar	Sell	1/18/17	946,637	977,156	30,519
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/21/16	2,519,467	2,673,143	(153,676)
	Canadian Dollar	Sell	1/18/17	9,791,356	9,823,012	31,656
	Euro	Buy	12/21/16	3,402,126	3,569,964	(167,838)
	Japanese Yen	Buy	2/16/17	3,654,451	3,985,935	(331,484)
	Norwegian Krone	Sell	12/21/16	213,911	264,631	50,720
	Swedish Krona	Buy	12/21/16	332,516	358,197	(25,681)
	Swiss Franc	Sell	12/21/16	3,308,351	3,278,104	(30,247)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	1,956,028	2,027,934	(71,906)
	British Pound	Buy	12/21/16	429,780	456,127	(26,347)
	Canadian Dollar	Sell	1/18/17	3,165,861	3,171,491	5,630
	Israeli Shekel	Buy	1/18/17	182,849	186,353	(3,504)
UBS AG
	Australian Dollar	Buy	1/18/17	708,976	734,780	(25,804)
	British Pound	Buy	12/21/16	925,286	983,003	(57,717)
	Euro	Buy	12/21/16	1,719,735	1,831,649	(111,914)
	Euro	Sell	12/21/16	1,719,735	1,809,569	89,834
WestPac Banking Corp.
	British Pound	Buy	12/21/16	2,801,525	2,972,045	(170,520)

Total						$(1,913,947)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $162,679,777.
(b)	The aggregate identified cost on a tax basis is $171,060,458, resulting in gross unrealized appreciation and depreciation of $13,663,475 and $7,344,522, respectively, or net unrealized appreciation of $6,318,953.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$6,680,375	$31,518,368	$26,393,243	$149,815	$11,805,500
	Putnam Short Term Investment Fund**	10,405,952	27,775,530	33,106,421	4,949	5,075,061
	Totals	$17,086,327	$59,293,898	$59,499,664	$154,764	$16,880,561
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $11,805,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,471,731. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,879,070 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,913,947 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,660,403 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$1,173,784	$—	$—
Energy	80,479,343	7,390,138	—
Financials	686,973	—	—
Information technology	2,065,369	—	—
Materials	43,158,512	23,434,632	—
Total common stocks	127,563,981	30,824,770	—
Warrants	—	34	—
Short-term investments	5,075,061	13,915,565	—

Totals by level	$132,639,042	$44,740,369	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,913,947)	$—

Totals by level	$—	$(1,913,947)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$310,299	$2,224,246
Equity contracts	$34	—

Total	$310,333	$2,224,246

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$94,000,000
Warrants (number of warrants)		340,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$88,715	$—	$13,225	$—	$30,519	$82,376	$5,630	$89,834	$—	$310,299

	Total Assets	$—	$88,715	$—	$13,225	$—	$30,519	$82,376	$5,630	$89,834	$—	$310,299

	Liabilities:
	Forward currency contracts#	203,580	148,525	377,936	34,134	45,101	238,332	708,926	101,757	195,435	170,520	2,224,246

	Total Liabilities	$203,580	$148,525	$377,936	$34,134	$45,101	$238,332	$708,926	$101,757	$195,435	$170,520	$2,224,246

	Total Financial and Derivative Net Assets	$(203,580)	$(59,810)	$(377,936)	$(20,909)	$(45,101)	$(207,813)	$(626,550)	$(96,127)	$(105,601)	$(170,520)	$(1,913,947)
	Total collateral received (pledged)##†	$(203,580)	$—	$(377,936)	$(20,909)	$—	$(198,000)	$(549,798)	$(96,127)	$(99,911)	$—
	Net amount	$—	$(59,810)	$—	$—	$(45,101)	$(9,813)	$(76,752)	$—	$(5,690)	$(170,520)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017